STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Formation and operating costs	$ 20,000	$ 7,390,964
Loss from operations	(20,000)	(7,390,964)
Other income (expense):
Interest earned on marketable securities held in Trust Account		19,527
Change in fair value of warrants		1,576,196
Change in fair value of over-allotment option liability		1,056,000
Offering costs allocated to warrants liability		(299,523)
Net loss	$ (20,000)	$ (5,038,764)
Class A Common Stock Subject to Redemption
Other income (expense):
Weighted average shares outstanding, basic and diluted	0	24,300,287
Basic and diluted net loss per share	$ 0.00	$ (0.15)
Non-Redeemable Class A and Class B Common Stock
Other income (expense):
Weighted average shares outstanding, basic and diluted	6,375,000	9,590,182
Basic and diluted net loss per share	$ 0.00	$ (0.15)